CHANGE IN PRESENTATION CURRENCY (Details)			3 Months Ended		12 Months Ended
	Jan. 01, 2019 $ / $	Jan. 01, 2019 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2020	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Subsidiaries
Functional currency					Canadian dollars
Foreign exchange rates
Average foreign exchange rate						19.9487	1.2732	1.0000	18.9394			1.2988	1.0000
Consolidated balance sheets
Foreign exchange rates
Average foreign exchange rate	19.65	1.3642	18.94	1.2988
Consolidated statement of loss and comprehensive loss
Foreign exchange rates
Average foreign exchange rate										19.2505	1.3199
CR Acquisitions Ltd
Subsidiaries
Functional currency					Canadian dollars
Orla Mining Canada Ltd
Subsidiaries
Functional currency					Canadian dollars
Minerometalugica San Miguel S de RL de CV
Subsidiaries
Functional currency					Mexican pesos
Camino Rojo
Subsidiaries
Functional currency					Mexican pesos
Cerro Quema
Subsidiaries
Functional currency					United States dollars
Aurum Exploration Inc
Subsidiaries
Functional currency					United States dollars
Monitor Gold
Subsidiaries
Functional currency					United States dollars